BANK BORROWINGS (Schedule of Bank Borrowings) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
BANK BORROWINGS [Abstract]
Short-term bank borrowings	$ 356,793,246	$ 304,827,038
Current portion of long-term borrowings	20,412,210	35,427,888
Long-term bank borrowings	272,348,001	265,975,939
Total	$ 649,553,457	$ 606,230,865